Related Party Transactions - Summary of Revenue from Related Parties (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Revenue from related parties	$ 1,622	$ 978	$ 3,942	$ 1,283
Flying A
Related Party Transaction [Line Items]
Revenue from related parties	1,372	951	2,701	294
Carbo
Related Party Transaction [Line Items]
Revenue from related parties	249	20	1,025	193
Interstate
Related Party Transaction [Line Items]
Revenue from related parties			116	11
Wilks Brothers
Related Party Transaction [Line Items]
Revenue from related parties	$ 1	(2)	65
Automatize
Related Party Transaction [Line Items]
Revenue from related parties			3	701
Other
Related Party Transaction [Line Items]
Revenue from related parties		$ 9	$ 32	$ 84